CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (loss)	$ 1,635,730	$ 2,644,980	$ 2,443,531	$ (6,765,233)
Adjustments to reconcile net Income to net cash
Common Stock issued for Expenses	0		45,500	159
Preferred Stock issued as compensation	348,372		0	1
Increase (Decrease) in Interest expense attributable to amortization of Discount	0	22,451	71,067	51,015
Increase (Decrease) in Accounts Payable	2,240	(59,210)	(62,705)	(18,988)
(Increase) Decrease in Accounts Receivable	122,575	(27,425)	(41,082)	(109,999)
Increase (Decrease) in accrued Expenses	17,359	6,036	109,747	369,825
(Increase) Decrease in Prepaid Expenses	11,856	6,856	17,199	(48,146)
Increase(Decrease) in Contributed Capital	0		0	4,615
Increase ( Decrease) in Derivative Expense	(2,115,806)	(2,964,939)	(3,340,683)	4,264,974
Increase ( Decrease) in Unearned Income	(31,640)	(31,640)	(125,517)	1,843,806
Increase ( Decrease) in Penalties	0		300,000
(Increase( Decrease in Notes Receivable	0		5,396	(5,396)
(Increase( Decrease in Accrued Interest Receivable	0	(135)	230	(230)
Securities accepted as compensation	0		0	(1,850,000)
Gain( Loss) on forgiveness of Debt	1,150			(24,364)
Increase (Decrease) in Loss on Sale of Investment Securities	0		1,828	524,930
Unrealized Loss(Gain) on Investment Securities	0	123,891	(31,433)	632,094
Net Cash Provided by (Used in) Operating	(10,463)	(279,135)	(606,921)	(1,130,938)
CASH FLOWS FROM INVESTMENT ACTIVITIES
Increase(Decrease) in Sale of Investment Securities			25,000	495,000
Net Cash Provided By Investment Activities			25,000	495,000
CASH FLOWS FROM FINANCING ACTIVITIES
(Decrease) in Notes Payable			499	1,363,100
Increase (Decrease) in Convertible Notes Payable		(94,535)	(94,535)
Net Cash Provided by (Used in) Financing Activities	0	(94,535)	(94,036)	1,363,100
Net Increase (Decrease) in Cash	(10,463)	(373,670)	(675,957)	727,162
Cash at Beginning of Period	51,204	727,162	727,162
Cash at End of Period	40,741	353,492	51,204	727,162
Supplemental Disclosure of Noncash investing and financing activities:
Common shares Issued for Debt		710,964	2,510,964	278,423
Preferred Shares Issued for Debt	761,500	75,000	75,000	153,000
Cash Paid for Interest		28,973	27,473
Common shares Issued for Interest	25,369	264,970	342,329	101,929
Preferred Shares issued for Interest	$ 380,262	$ 33,994	$ 33,994	$ 76,485